Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 742	€ 722
Transfers Into Level 3	0	0
Transfers Out of Level 3	(12)	(100)
Purchases	409	257
Sales	(143)	(102)
Gains/losses - Included in financial income, net in profit and loss	168	26
Assets at the end of the period	1,202	742
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	0	0
Available-for-sale financial assets
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	0	28
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	€ 38	€ (89)